Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of reportable business segments
	Three Months Ended December 31,
	2021	2020
Revenues
General support services	$4,800,000	$4,800,000
Financial services	329,015	—
Total	5,129,015	4,800,000

Costs of revenues
General support services	4,725,000	4,725,000
Financial services	160,842	—
Total	4,885,842	4,725,000

Gross profit
General support services	75,000	75,000
Financial services	168,173	—
Total	243,173	75,000

Operating expenses
Financial services	1,249,644	—
Corporate/Other	937,152	127,085
Total	2,186,796	127,085

Other expense
Financial services	(1,216)	—
Corporate/Other	—	(1,510)
Total	(1,216)	(1,510)

Net income (loss)
General support services	75,000	75,000
Financial services	(1,082,687)	—
Corporate/Other	(937,152)	(128,595)
Total	(1,944,839)	(53,595)

Amortization
Financial services	911,943	—
Total	$911,943	$—

	Years Ended September 30,
	2021	2020
Revenues
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total	19,286,964	19,200,000

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	293,011	—
Total	19,193,011	18,900,000

Gross profit (loss)
General support services	300,000	300,000
Financial services	(206,047)	—
Total	93,953	300,000

Operating expenses
Financial services	553,230	—
Corporate/Other	473,127	413,115
Total	1,026,357	413,115

Other (expense) income
Financial services	(272)	—
Corporate/Other	(4,170)	12,553
Total	(4,442)	12,553

Net income (loss)
General support services	300,000	300,000
Financial services	(759,549)	—
Corporate/Other	(477,297)	(400,562)
Total	(936,846)	(100,562)

Amortization
Financial services	469,286	—
Total	$469,286	$—

Schedule of total assets
Total assets at December 31, 2021 and September 30, 2021	December 31, 2021	September 30, 2021
Financial services	$9,945,454	$13,703,140
Corporate/Other	9,232,534	2,956,696
Total	$19,177,988	$16,659,836

Total assets at September 30, 2021 and 2020	September 30, 2021	September 30, 2020
Financial services	$13,703,140	$—
Corporate/Other	2,956,696	3,799,631
Total	$16,659,836	$3,799,631